Investment in Life Insurance Contract, Net - Schedule of Investment in Life Insurance Contract, Net (Details)	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Schedule of Investment in Life Insurance Contract, Net [Abstract]
Investment in life insurance contract	$ 1,569,057	$ 199,882	$ 1,555,526
Allowance for expected credit losses
Investment in life insurance contract, net	$ 1,569,057	$ 199,882	$ 1,555,526